Bonds and Loans	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Bonds and Loans
Bonds and Loans

	JPY (millions) As of March 31
	2019	2020
Bonds	¥3,196,365	¥3,204,965
Short-term loans	500,002	5,014
Long-term loans	2,054,584	1,883,325
Total	¥5,750,951	¥5,093,304
Non-current	¥4,766,005	¥4,506,487
Current	¥984,946	¥586,817
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2019	As of March 31, 2020	Interest rate (%)
14th Unsecured Straight Bonds	¥60,000	¥59,992	¥—	0.540%	Jul 2019
15th Unsecured Straight Bonds	¥60,000	59,968	59,993	0.704%	Jul 2020
Hybrid subordinated bonds	¥500,000	—	496,773	1.720% per annum through October 6, 2024 and 6 months LIBOR + margin (1.750-2.750%) thereafter	June 2079
USD Unsecured Senior Notes	$500	55,129	54,129	2.450%	Jan 2022
2018 EUR Unsecured Senior Notes – variable rate	€1,750	216,717	208,229	3 month EURIBOR + margin (0.550-1.100%)	Nov 2020 - Nov 2022
2018 EUR Unsecured Senior Notes – fixed rate	€5,750	708,860	681,244	0.375-3.000%	Nov 2020 - Nov 2030
2018 USD Unsecured Senior Notes – fixed rate	$ 5,500 as of March 31, 2019 $ 4,500 as of March 31, 2020	605,261	485,780	4.000-5.000%	Nov 2021 - Nov 2028
Unsecured Senior Notes Assumed in Shire Acquisition	$ 12,100 as of March 31, 2019 $ 8,800 as of March 31, 2020	1,278,490	910,252	2.400-3.200%	Sep 2021 - Sep 2026
Unsecured Senior Notes Assumed in Shire Acquisition	$ 1,925 as of March 31, 2019 $ 1,520 as of March 31, 2020	211,948	164,565	3.600-5.250%	Jun 2022 - Jun 2045
Commercial Paper	¥144,000	—	144,000		Apr 2020 - Jun 2020
Total		¥3,196,365	¥3,204,965
The composition of loans is as follows:

		JPY (millions) Carrying value			Maturity
Instrument	Principal amount in contractual currency (millions)	As of March 31, 2019	As of March 31, 2020	Interest rate (%)
Syndicated Loans 2013	¥120,000 as of March 31, 2019 ¥60,000 as of March 31, 2020	¥120,000	¥60,000	3 month LIBOR + 0.010%	Jul 2020
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	Apr 2023 - Apr 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	Apr 2027
USD Syndicated Loans 2017	$1,500	165,599	162,442	6 month LIBOR + 0.500%	Apr 2027
Syndicated Loans 2019	¥500,000	500,000	—	1 month TIBOR + 0.100%	Jul 2019
USD Syndicated Loans 2019	$7,500 as of March 31, 2019 $6,800 as of March 31, 2020	819,482	720,581	LIBOR + variable margin (0.750-1.500%)	Jan 2024
USD Japan Bank for International Cooperation 2019	$3,700	409,346	401,450	6 month LIBOR + 0.600%	Dec 2025
Other		226,659	230,366
Total		¥2,554,586	¥1,888,339

On June 6, 2019, Takeda issued hybrid subordinated bonds (the “Hybrid Bonds”) with an aggregate principal amount of 500 billion JPY. The proceeds from the Hybrid Bonds were used to repay the existing syndicated loans comprised of the senior short-term loan facility that was utilized to finance the acquisition of Shire. The Hybrid Bonds will mature on June 6, 2079. Under the terms and conditions of the Hybrid Bonds, Takeda may make an early repayment of all of the principal of the Hybrid Bonds on each interest payment date beginning October 6, 2024. Interest is payable semi-annually at a rate 1.720% through October 6, 2024 and 6 months LIBOR + margin (1.750 - 2.750%) thereafter subject to annual revision. The Hybrid Bonds are unsecured, and Takeda is not subject to any financial covenants related to these bonds.
In September 2019, Takeda reached an agreement on a commitment facility of 700 billion JPY with various Japanese and non-Japanese banks. The commitment facility is effective from October 2019 for five years at a minimum. In connection with entering into this new commitment facility, Takeda’s existing short-term commitment facility of 300 billion JPY expiring in March 2020 was canceled in September 2019. The purpose of the new commitment facility is for general business use. There were no drawdowns on the 700 billion JPY commitment facility as of March 31, 2020.
There are long-term financing agreements that contain various financial covenants which require Takeda to maintain certain financial ratios and other restrictions including the level of the company’s borrowings. During the year ended March 31, 2020, Takeda amended various financial covenants on certain borrowings. The key amendment was related to certain loans maturing beyond August 2020, which contained the historic restrictive covenant that Takeda’s profit before tax must not be negative for two consecutive fiscal years. This covenant was removed and was replaced by one where Takeda’s ratio of consolidated net debt to consolidated EBITDA, as defined in the loan agreements, for the previous twelve-month period should not surpass certain levels as of March 31 and September 30 of each year. Takeda was in compliance with all financial covenants as of March 31, 2020.
The bonds and loans incurred by Takeda to fund a portion of the Shire Acquisition comprised of the following:

•	2018 EUR Unsecured Notes - variable rate comprised of 1,000 million EUR at 3 month EURIBOR + 0.550% interest maturing in 2020, 750 million EUR at 3 month EURIBOR + 1.100% interest maturing in 2022.

•
2018 EUR Unsecured Notes - fixed rate comprised of 1,250 million EUR at 0.375% interest maturing in 2020, 1,500 million EUR at 1.125% interest maturing in 2022, 1,500 million EUR at 2.250% interest maturing in 2026, and 1,500 million EUR at 3.000% interest maturing in 2030.

•
2018 USD Unsecured Notes - fixed rate comprised of 1,000 million USD at 3.800% annual interest maturing in 2020 (fully redeemed on August 29, 2019), 1,250 million USD at 4.000% annual interest maturing in 2021, 1,500 million USD at 4.400% annual interest maturing in 2023, and 1,750 million USD at 5.000% annual interest maturing in 2028. As of March 31, 2020, the principal amounts were 4,500 million USD.

•
Syndicated Loans 2019 comprised of a Senior Short-Term Loan Facility agreement with aggregate principal amounts up to 500,000 million JPY at 1 month TIBOR + 0.100% interest maturing in July 2019. This loan was repaid during the year ended March 31, 2020.

•
USD Syndicated Loans 2019 comprised of a Term Loan Credit Agreement with aggregate principal amounts up to 7,500 million USD, out of which 3,500 million USD was made available in EUR. These syndicated loans mature in 2024 and have an interest rate of LIBOR plus a variable margin based on the public debt rating. As of March 31, 2020, the principal amounts in USD and EUR were 3,300 million USD and 3,057 million EUR, respectively.

•
Loan Agreement with the Japan Bank for International Cooperation (the “JBIC Loan”) with aggregate principal amount of up to 3,700 million USD. The JBIC loan has interest of 6 month LIBOR + 0.600% interest, and matures in 2025.

The bonds and loans assumed from Shire with the acquisition are mainly comprised of the following:

•
Shire Unsecured Senior Notes, guaranteed by Takeda Pharmaceuticals Company Limited, comprised of 3,300 million USD at 1.900% interest maturing in 2019 (fully redeemed on September 23, 2019), 3,300 million USD at 2.400% interest maturing in 2021, 2,500 million USD at 2.875% interest maturing in 2023, 3,000 million USD at 3.200% interest maturing in 2026. As of March 31, 2020, the principal amounts were 8,800 million USD.

•
Shire Unsecured Senior Notes, guaranteed by Takeda Pharmaceuticals Company Limited, comprised of 405 million USD at 2.875% interest maturing in 2020 (fully redeemed on August 9, 2019), 220 million USD at 3.600% interest maturing in 2022, 800 million USD at 4.000% interest maturing in 2025, and 500 million USD at 5.250% interest maturing in 2045. As of March 31, 2020, the principal amounts were 1,520 million USD.

•
Shire Revolving Credit Facilities Agreement – On December 12, 2014, Shire entered into a 2,100 million USD revolving credit facilities agreement with a number of financial institutions. This agreement was terminated in February 2019.

At their respective times of issuance, Takeda entered into a currency and interest rate swap agreement to hedge the JPY amount for 200 million USD of the USD Unsecured Senior Notes and 925 million USD of the USD Syndicated Loans 2017. Takeda entered into an interest rate swap agreement to fix the interest rate for 60,000 million JPY of the Syndicated Loans 2013 that mature in July 2020, 575 million USD of the USD Syndicated Loans 2017 and 2,000 million USD and 1,500 million EUR of the bond which Takeda will issue during the year ending March 31, 2021.